Restructuring and Related Charges (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2013 item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Restructuring Cost and Reserve [Line Items]
Campus location closed | item	20
Lease marginal borrowing rate		4.50%
Restructuring charges		$ 3,920	$ 16,319	$ 3,414
Accounts payable and accrued expenses
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities		$ 6,400	$ 9,800